Related Party Transactions and Party-in-Interest Transactions (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust, market values of investments in funds	$ 1,404,500,000	$ 1,266,100,000
Funds borrowed, outstanding	0	0
FMTC
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust, market values of investments in funds	106,800,000	92,700,000
BlackRock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust, market values of investments in funds	860,900,000	739,500,000
Aon
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust, market values of investments in funds	148,800,000	140,100,000
State Street
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust, market values of investments in funds	109,600,000	94,700,000
Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust, market values of investments in funds	190,400,000	$ 215,600,000
Investment purchases	33,500,000
Investment sales	52,600,000
Dividends earned	$ 4,100,000